Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets	The significant components of deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2020	2019
Deferred Tax Assets:
Net operating losses	$11,566	$7,365
Tax credit carryforward	47	12
Other	837	513

Deferred tax assets	12,450	7,890
Valuation allowance	(12,450)	(7,890)

Deferred tax assets, net of valuation allowance	$—	$—

Summary Of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate
The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2020	2019
Tax computed at federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	3.0	4.4
Stock compensation	(0.2)	(0.2)
Permanent differences	(8.9)	(2.3)
163(I) Interest	—	(0.9)
R&D tax credits	0.1	0.1
Other	—	(0.1)
Valuation allowance	(15.0)	(22.0)

Income tax expense (benefit)	0.0%	0.0%

Summary of Company's uncertain tax positions
The changes in the Company’s uncertain tax positions are summarized as follows (in thousands):

Balance as of December 31, 2018	$—
Additions in 2019	12

Balance as of December 31, 2019	12
Additions in 2020	35

Balance as of December 31, 2020	$47